Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES:
Selling and marketing		$ 8,014	$ 125,427	$ 262,664
General and administrative (including share-based compensation of $0.20 million, $0.48 million and $0.89 million for the years ended June 30, 2025, 2024 and 2023 respectively)		2,813,682	3,545,066	4,429,379
Research and development (including share-based compensation of $0.04 million, reversal of share-based compensation of $0.03 million and share-based compensation of $0.03 million for the years ended June 30, 2025, 2024 and 2023 respectively)		948,289	1,066,233	1,581,628
Total operating expenses		3,769,985	4,736,726	6,273,671
LOSS FROM OPERATIONS		(3,769,985)	(4,736,726)	(6,273,671)
OTHER INCOME, NET		185,772	373,505	211,342
LOSS BEFORE INCOME TAXES		(3,584,213)	(4,363,221)	(6,062,329)
PROVISION FOR INCOME TAXES
NET LOSS		(3,584,213)	(4,363,221)	(6,062,329)
NET LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(3,584,213)	(4,301,837)	(5,871,130)
Non-controlling interest			(61,384)	(191,199)
TOTAL NET LOSS		(3,584,213)	(4,363,221)	(6,062,329)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(19,020)	40,892	(86,658)
COMPREHENSIVE LOSS		(3,603,233)	(4,322,329)	(6,148,987)
NET COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(3,603,233)	(4,260,945)	(5,957,788)
Non-controlling interest			(61,384)	(191,199)
TOTAL NET COMPREHENSIVE LOSS		$ (3,603,233)	$ (4,322,329)	$ (6,148,987)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	494,488,908	494,488,908	494,488,908
Diluted (in Shares)	[1]	494,488,908	494,488,908	494,488,908
LOSS PER SHARE
Basic (in Dollars per share)	[1]	$ (0.72)	$ (0.87)	$ (1.19)
Diluted (in Dollars per share)	[1]	$ (0.72)	$ (0.87)	$ (1.19)

[1]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.